Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total notes payable	$ 34,500	$ 234,500	$ 2,284,500
Notes payable, less current maturities	34,500	34,500	34,500
Less: unamortized debt discounts	49,195
Notes payable		234,500	2,284,500
Notes payable, less current maturities	34,500	34,500	34,500
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Less: current maturities		$ 200,000	$ 2,250,000